Principal Accounting Policies - Disaggregation of Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Total revenues	$ 133,563,921	$ 64,428,690	$ 43,656,954
PRC
Disaggregation of Revenue [Line Items]
Total revenues	107,092,363	50,583,684	33,311,919
United States
Disaggregation of Revenue [Line Items]
Total revenues	10,019,248	5,296,269	4,582,105
Others
Disaggregation of Revenue [Line Items]
Total revenues	$ 16,452,310	$ 8,548,737	$ 5,762,930